Parasnand Madho
Director
Corporate Actions & Market Watch

Received SEC

NOV 01 2013

Washington, DC 20549

NYSE EURONEXT

13003632

November 1, 2013

CERTNYS

001-34126

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HCI Group, Inc., Preferred Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 18, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

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